Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 23.	Subsequent Event

From January 1, 2012 to April 25, 2012, Himax Technologies, Inc. repurchased 4,632,752 ADSs (representing 9,265,504 ordinary shares) from the open market for total cash consideration of $6,801 thousand. Since the inception of the buyback program, Himax Technologies, Inc. has repurchased $11.4 million or 8,399,962 ADSs (representing 16,799,924 ordinary shares or 4.7% of the issued and previously outstanding ordinary shares) in the open market at an average price of US$1.36 per ADS as of April 25, 2012.